Principal subsidiaries - Significant subsidiaries (Details)	12 Months Ended
Dec. 31, 2022
Barclays Bank PLC
Disclosure of subsidiaries [line items]
Percentage of voting rights held	100.00%
Non-controlling interests - proportion of ownership interests	2.00%
Non-controlling interests - proportion of voting interests	0.00%
Barclays Bank UK PLC
Disclosure of subsidiaries [line items]
Percentage of voting rights held	100.00%
Non-controlling interests - proportion of ownership interests	0.00%
Non-controlling interests - proportion of voting interests	0.00%
Barclays Bank Ireland PLC
Disclosure of subsidiaries [line items]
Percentage of voting rights held	100.00%
Non-controlling interests - proportion of ownership interests	0.00%
Non-controlling interests - proportion of voting interests	0.00%
Barclays Execution Services Limited
Disclosure of subsidiaries [line items]
Percentage of voting rights held	100.00%
Non-controlling interests - proportion of ownership interests	0.00%
Non-controlling interests - proportion of voting interests	0.00%
Barclays Capital Inc.
Disclosure of subsidiaries [line items]
Percentage of voting rights held	100.00%
Non-controlling interests - proportion of ownership interests	0.00%
Non-controlling interests - proportion of voting interests	0.00%
Barclays Capital Securities Limited
Disclosure of subsidiaries [line items]
Percentage of voting rights held	100.00%
Non-controlling interests - proportion of ownership interests	0.00%
Non-controlling interests - proportion of voting interests	0.00%
Barclays Securities Japan Limited
Disclosure of subsidiaries [line items]
Percentage of voting rights held	100.00%
Non-controlling interests - proportion of ownership interests	0.00%
Non-controlling interests - proportion of voting interests	0.00%
Barclays US LLC
Disclosure of subsidiaries [line items]
Percentage of voting rights held	100.00%
Non-controlling interests - proportion of ownership interests	0.00%
Non-controlling interests - proportion of voting interests	0.00%
Barclays Bank Delaware
Disclosure of subsidiaries [line items]
Percentage of voting rights held	100.00%
Non-controlling interests - proportion of ownership interests	0.00%
Non-controlling interests - proportion of voting interests	0.00%